Statement of Cash Flows - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (9,039)	$ (2,934,408)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party under note agreement	9,039	70,123
Net gain on investments held in Trust Account		(69,135)
Changes in operating assets and liabilities:
Prepaid expenses		(197,094)
Accounts payable		(51,821)
Accrued expenses		1,846,704
Net cash used in operating activities		(1,335,631)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(300,000,000)
Net cash used in investing activities		(300,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross		300,000,000
Proceeds from private placement		9,500,000
Offering costs paid		(6,702,089)
Repayment of note payable from related party		(162,979)
Net cash provided by financing activities		302,634,932
Net change in cash		1,299,301
Cash - beginning of the period
Cash - end of the period		1,299,301
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	23,060	85,000
Offering costs included in accrued expenses	80,600
Offering costs funded with note payable to Sponsor		92,856
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares to Sponsor	15,961
Use of retainer for offering costs		3,271
Deferred underwriting commissions in connection with the initial public offering		10,500,000
Initial value of Class A ordinary shares subject to possible redemption		287,041,190
Change in value of Class A ordinary shares subject to possible redemption		$ (2,843,980)